Simplify US Equity PLUS GBTC ETF
Schedule of Investments
September 30, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 84.8%
iShares Core S&P 500 ETF(a)
(Cost $88,368,541) .......................................................... 208,987 $ 90,035,779
Grantor Trusts – 10.2%
Grayscale Bitcoin Trust BTC*
(Cost $9,979,249) ........................................................... 318,297 10,774,354
Total Investments – 95.0%
(Cost $98,347,790) .......................................................................... $ 100,810,133
Other Assets in Excess of Liabilities – 5.0% ......................................................... 5,312,947
Net Assets – 100.0% .......................................................................... $ 106,123,080
* Non Income Producing
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
At September 30, 2021 open futures contracts purchased were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Future ............................ 73 $ 15,686,788 12/17/21 $ (545,418)
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 84.8%
Grantor Trusts ................................................................................... 10.2%
Total Investments ................................................................................ 95.0%
Other Assets in Excess of Liabilities .................................................................. 5.0%
Net Assets ..................................................................................... 100.0%